Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Summary of Components of Provision for (Benefit from) Income Taxes

The following table provides a summary of the components of the provision for (benefit from) income taxes (in thousands):

	Year Ended December 31,
	2016	2015	2014

Current:
Federal	$—	$—	$—
State	530	762	572
Total provision for (benefit from) current income taxes	530	762	572
Deferred:
Federal	(51,177)	1,749	4,790
State	(3,228)	793	217
Total provision for (benefit from) deferred income taxes	(54,405)	2,542	5,007
Total provision for (benefit from) income taxes	$(53,875)	$3,304	$5,579

Schedule of Reconciliation between Statutory Federal Income Tax Rate and Effective Tax Rate

The following table reconciles the differences between the statutory federal income tax rate and the Company’s effective tax rate (dollars in thousands):

	Year Ended December 31,
	2016		2015		2014
	Amount	%	Amount	%	Amount	%

Provision for (benefit from) income taxes at statutory federal tax rate	$(139,685)	35.0%	$2,814	35.0%	$4,527	35.0%
State income taxes, net of federal income tax benefit	(47,749)	12.0%	(171)	(2.1)%	(1,202)	(9.3)%
Net (income) loss attributable to noncontrolling interests	(872)	0.2%	(1,189)	(14.8)%	157	1.2%
Non-deductible goodwill and Spin-off costs	36,009	(9.0)%	—	—%	—	—%
Change in valuation allowance	94,745	(23.7)%	1,459	18.2%	1,791	13.8%
All other	3,677	(1.0)%	391	4.8%	306	2.4%
Total provision for (benefit from) income taxes and effective tax rate	$(53,875)	13.5%	$3,304	41.1%	$5,579	43.1%

Summary of Components of Deferred Income Tax Assets and Liabilities

The following table provides a summary of the components of deferred income tax assets and liabilities (in thousands):

	December 31,
	2016		2015
	Assets	Liabilities	Assets	Liabilities

Net operating loss and credit carryforwards	$72,195	$—	$53,558	$—
Property and equipment	—	10,447	—	80,429
Prepaid expenses	—	6,874	—	7,206
Goodwill and intangible assets	—	27,193	—	36,828
Investments in unconsolidated affiliates	298	—	—	1,772
Other current and long-term liabilities	39,112	965	25,634	776
Accounts receivable	1,532	10,290	5,561	1,841
Accrued vacation	9,506	—	9,209	—
Accrued liabilities	251	—	440	—
Deferred compensation	10,208	—	637	—
Other current and long-term assets	5,462	53	1,370	—
Total deferred income tax assets and liabilities, before valuation allowance	138,564	55,822	96,409	128,852
Valuation allowance	(114,216)	—	(8,587)	—
Total deferred income tax assets and liabilities	$24,348	$55,822	$87,822	$128,852
Total deferred income tax liabilities, net		$31,474		$41,030